Revenues from Contracts with Customers	6 Months Ended
Jun. 30, 2020
Revenues from Contracts with Customers
Revenues from Contracts with Customers

11. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Revenues from fixed rate time charters	141,291	138,990	275,503	273,147
Revenues from variable rate time charters	—	19,671	—	51,219
Revenues from The Cool Pool Limited (GasLog vessels)	12,776	—	44,918	—
Revenues from vessel management services	184	200	377	392
Total	154,251	158,861	320,798	324,758

Revenues from The Cool Pool Limited relate only to the pool revenues received from GasLog's vessels operating in the Cool Pool and do not include the Net pool allocation to GasLog of $2,658 and ($4,080) for the three and six months ended June 30, 2019, respectively which is recorded as a separate line item in the Profit or Loss Statement.

Following the exit from the Cool Pool, management allocates revenues from time charters to two categories: (a) variable rate charters and (b) fixed rate charters. The variable rate charter category contains vessels operating in the LNG carrier spot and short-term market or those which have a variable rate of hire across the charter period.